Financial Instruments	12 Months Ended
Jul. 02, 2011
Financial Instruments
Financial Instruments

Note 15 – Financial Instruments

Background Information The corporation uses derivative financial instruments, including forward exchange, futures, options and swap contracts, to manage its exposures to foreign exchange, commodity prices and interest rate risks. The use of these derivative financial instruments modifies the exposure of these risks with the intent to reduce the risk or cost to the corporation. The corporation does not use derivatives for trading or speculative purposes and is not a party to leveraged derivatives. More information concerning accounting for financial instruments can be found in Note 2, Summary of Significant Accounting Policies.

Types of Derivative Instruments

Interest Rate and Cross Currency Swaps The corporation utilizes interest rate swap derivatives to manage interest rate risk, in order to maintain a targeted amount of both fixed-rate and floating-rate long term debt and notes payable. Interest rate swap agreements that are effective at hedging the fair value of fixed-rate debt agreements are designated and accounted for as fair value hedges. In 2011, the corporation settled $285 million of interest rate swaps, including a $50 million forward starting swap. The corporation has a fixed interest rate on approximately 68% of long-term debt and notes payable issued.

The corporation has issued certain foreign-denominated debt instruments and utilizes cross currency swaps to reduce the variability of functional currency cash flows related to the foreign currency debt. Cross currency swap agreements that are effective at hedging the variability of foreign-denominated cash flows are designated and accounted for as cash flow hedges.

Currency Forward Exchange, Futures and Option Contracts The corporation uses forward exchange and option contracts to reduce the effect of fluctuating foreign currencies on short-term foreign-currency-denominated intercompany transactions, third-party product-sourcing transactions, foreign-denominated investments (including subsidiary net assets) and other known foreign currency exposures. Gains and losses on the derivative instruments are intended to offset losses and gains on the hedged transaction in an effort to reduce the earnings volatility resulting from fluctuating foreign currency exchange rates. Forward currency exchange contracts which are effective at hedging the fair value of a recognized asset or liability are designated and accounted for as fair value hedges. Forward currency contracts that act as a hedge of changes in the underlying foreign currency denominated subsidiary net assets are accounted for as net investment hedges. All remaining currency forward and options contracts are accounted for as mark-to-market hedges. The principal currencies hedged by the corporation include the European euro, British pound, Danish kroner, Hungarian forint, U.S. dollar, Australian dollar and Brazilian real. The corporation hedges virtually all foreign exchange risk derived from recorded transactions and firm commitments and only hedges foreign exchange risk related to anticipated transactions where the exposure is potentially significant.

Commodity Futures and Options Contracts The corporation uses commodity futures and options to hedge a portion of its commodity price risk. The principal commodities hedged by the corporation include hogs, beef, natural gas, diesel fuel, coffee, corn, wheat and other ingredients. The corporation does not use significant levels of commodity financial instruments to hedge commodity prices and primarily relies upon fixed rate supplier contracts to determine commodity pricing. In circumstances where commodity-derivative instruments are used, there is a high correlation between the commodity costs and the derivative instruments. For those instruments where the commodity instrument and underlying hedged item correlate between 80-125%, the corporation accounts for those contracts as cash flow hedges. However, the majority of commodity derivative instruments are accounted for as mark-to-market hedges. The corporation only enters into futures and options contracts that are traded on established, well-recognized exchanges that offer high liquidity, transparent pricing, daily cash settlement and collateralization through margin requirements.

Non-Derivative Instruments The corporation uses non-derivative instruments such as non-U.S. dollar financing transactions or non-U.S. dollar assets or liabilities, including intercompany loans, to hedge the exposure of changes in underlying foreign currency denominated subsidiary net assets, and they are declared as Net Investment Hedges.

Volume

In millions	July 2, 2011	July 3, 2010	Hedge Coverage (Number of Months)
Swap contracts
Rec. fixed/pay float – interest rate swap notional	$ 584	$ 761	8.9 –23.5
Rec. fixed/pay fixed – cross currency swaps notional[1]	813	704	2.5 –23.5
Forward rate agreement	–	50	–

Foreign currency forward contracts[1]
Commitments to purchase foreign currencies	$2,757	$4,211	0.1–11.6
Commitments to sell foreign currencies	2,754	4,066	0.1–11.6

Foreign currency option contracts[1,2]	$ –	$9	–
Commodity contracts
Commodity future contracts[3]	$ 193	$ 143	2.0–11.0
Commodity options contracts[2]	77	3	0.1– 5.0
Net Investment Hedges	$4,052	$4,500	–

[1]	The notional value is calculated using the exchange rates as of reporting date.
[2]	Option contract notional values are determined by the ratio of the change in option value to the change in the underlying hedged item.
[3]	Commodity futures contracts are determined by the initial cost of the contract.

Cash Flow Presentation The settlement of derivative contracts related to the purchase of inventory, commodities or other hedged items that utilize hedge accounting are reported in the Consolidated Statements of Cash Flows as an operating cash flow, while those derivatives that utilize the mark-to-market hedge accounting model are reported in investing activities when those contracts are realized in cash. Fixed to floating rate swaps are reported as a component of interest expense and therefore are reported in cash flow from operating activities similar to how cash interest payments are reported. The portion of the gain or loss on a cross currency swap that offsets the change in the value of interest expense is recognized in cash flow from operations.

Contingent Features/Concentration of Credit Risk All of the corporation's derivative instruments are governed by International Swaps and Derivatives Association (i.e. ISDA) master agreements, requiring the corporation to maintain an investment grade credit rating from both Moody's and Standard & Poor's credit rating agencies. If the corporation's credit rating were to fall below investment grade, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on the derivative instruments in net liability positions. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a liability position was $272 million on July 2, 2011 and $197 million on July 3, 2010, for which the corporation has posted no collateral. If the credit-risk-related contingent features underlying these agreements were triggered on July 2, 2011 and July 3, 2010, the corporation would be required to post collateral of, at most, $272 million and $197 million, respectively, with its counterparties.

A large number of major international financial institutions are counterparties to the corporation's financial instruments including cross currency swaps, interest rate swaps, and currency exchange forwards and swaps. The corporation enters into financial instrument agreements only with counterparties meeting very stringent credit standards (a credit rating of A-/A3 or better), limiting the amount of agreements or contracts it enters into with any one party and, where legally available, executing master netting agreements. These positions are continually monitored. While the corporation may be exposed to credit losses in the event of nonperformance by individual counterparties of the entire group of counterparties, it has not recognized any losses with these counterparties in the past and does not anticipate material losses in the future.

Trade accounts receivable due from customers that the corporation considers highly leveraged were $132 million at July 2, 2011 and $103 million at July 3, 2010.

Fair Value Measurements Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., exit price) in an orderly transaction between market participants at the measurement date. Assets and liabilities measured at fair value must be categorized into one of three different levels depending on the assumptions (i.e., inputs) used in the valuation. Level 1 provides the most reliable measure of fair value while level 3 generally requires significant management judgment. Assets and liabilities are classified in their entirety based on the lowest level of input significant to the fair value measurement.

The carrying amounts of cash and equivalents, trade accounts receivables, accounts payable, derivative instruments and notes payable approximate fair values. The fair value of the corporation's long-term debt, including the current portion, is estimated using discounted cash flows based on the corporation's current incremental borrowing rates for similar types of borrowing arrangements.

	July 2, 2011		July 3, 2010
In millions	Fair Value	Carrying Amount	Fair Value	Carrying Amount
Long-term debt, including current portion	$2,413	2,409	$2,777	2,629

Information on the location and amounts of derivative fair values in the Condensed Consolidated Balance Sheet at July 2, 2011 and July 3, 2010 is as follows:

	Assets				Liabilities
	Other Current Assets		Other Non-Current Assets		Accrued Liabilities – Other		Other
In millions	July 2, 2011	July 3, 2010	July 2, 2011	July 3, 2010	July 2, 2011	July 3, 2010	July 2, 2011	July 3, 2010
Derivatives designated as hedging instruments
Interest rate contracts[2]	$ –	$ 4	$12	$27	$ 2	$ –	$ –	$ –
Foreign exchange contracts[2]	–	143	–	–	191	2	66	153
Commodity contracts[1]	–	–	–	–	–	–	–	–
Total derivatives designated as hedging instruments	–	147	12	27	193	2	66	153
Derivatives not designated as hedging instruments
Foreign exchange contracts[2]	20	42	–	–	13	42	–	–
Commodity contracts[1]	2	–	–	–	–	–	–	–
Total derivatives not designated as hedging instruments	22	42	–	–	13	42	–	–
Total derivatives	$22	$189	$12	$27	$206	$44	$66	$153
1	Categorized as level 1: Fair value of level 1 assets and liabilities as of July 2, 2011 are $2 million and nil and at July 3, 2010 are nil and nil, respectively.
2	Categorized as level 2: Fair value of level 2 assets and liabilities as of July 2, 2011 are $32 million and $272 million and at July 3, 2010 are $216 million and $197 million, respectively.

Information related to our cash flow hedges, net investment hedges, fair value hedges and other derivatives not designated as hedging instruments for the periods ended July 2, 2011, and July 3, 2010, follows:

		Interest Rate Contracts		Foreign Exchange Contracts		Commodity Contracts		Total
In millions	year ended	July 2, 2011	July 3, 2010	July 2, 2011	July 3, 2010	July 2, 2011	July 3, 2010	July 2, 2011	July 3, 2010
Cash Flow Derivatives
Amount of gain (loss) recognized in other comprehensive income (OCI) [1]		$2	$(4)	$(69)	$77	$14	$ –	$(53)	$73
Amount of gain (loss) reclassified from AOCI into earnings [1,2]		3	–	(82)	65	15	(4)	(64)	61
Amount of ineffectiveness recognized in earnings[3,4]		–	–	(9)	(8)	(1)	–	(10)	(8)
Amount of gain (loss) expected to be classified into earnings during the next twelve months		–	NA	(7)	NA	–	NA	(7)	NA
Net Investment Derivatives
Amount of gain (loss) recognized in OCI[1]		–	–	(672)	411	–	–	(672)	411
Amount of gain (loss) recognized from OCI into earnings[6]		–	–	12	–	–	–	12	–
Fair Value Derivatives
Amount of derivative gain (loss) recognized in earnings[5]		3	19	–	–	–	–	3	19
Amount of Hedged Item gain (loss) recognized in earnings[5]		6	(1)	–	–	–	–	6	(1)
Derivatives Not Designated as Hedging Instruments
Amount of gain (loss) recognized in Cost of Sales		–	–	(46)	32	17	(5)	(29)	27
Amount of gain (loss) recognized in SG&A		–	–	92	(60)	6	(1)	98	(61)

[1]	Effective portion.
[2]

Gain (loss) reclassified from AOCI into earnings is reported in interest, for interest rate swaps, in selling, general, and administrative (SG&A) expenses for foreign exchange contracts and in cost of sales for commodity contracts.

[3]	Gain (loss) recognized in earnings is related to the ineffective portion and amounts excluded from the assessment of hedge effectiveness.
[4]	Gain (loss) recognized in earnings is reported in interest expense for foreign exchange contract and SG&A expenses for commodity contracts.
[5]

The amount of gain (loss) recognized in earnings on the derivative contracts and the related hedged item is reported in interest for the interest rate contracts and SG&A for the foreign exchange contracts.

[6]	The gain (loss) recognized from OCI into earnings is reported in gain on sale of discontinued operations.